UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21727

First Trust Mortgage Income Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

First Trust Mortgage Income Fund (FMY)

Portfolio of Investments

January 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 56.0%
	Collateralized Mortgage Obligations – 50.4%
$354,569	Accredited Mortgage Loan Trust Series 2003-2, Class A1	4.98%	10/01/33	$362,304
923,024	ACE Securities Corp. Home Equity Loan Trust Series 2006-ASAP6, Class A2D, 1 Mo. LIBOR + 0.22% (a)	1.77%	12/25/36	500,370
100,862	Banc of America Funding Corp. Series 2008-R2, Class 1A4 (b)	6.00%	09/01/37	103,927
52,819	Banc of America Mortgage Trust Series 2002-L, Class 1A1 (c)	2.57%	12/01/32	47,486
247,815	Series 2005-A, Class 2A1 (c)	3.55%	02/01/35	247,194
202,891	Chase Mortgage Finance Trust Series 2007-A1, Class 1A3 (c)	3.67%	02/01/37	202,801
145,629	CHL Mortgage Pass-Through Trust Series 2005-HYB3, Class 2A6B (c)	3.39%	06/01/35	147,106
355,034	Citigroup Mortgage Loan Trust Series 2005-6, Class A1, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10% (a)	3.41%	09/01/35	360,031
860,846	Series 2012-7, Class 10A2 (b) (c)	3.75%	09/01/36	862,181
70,975	Countrywide Asset-Backed Certificates Series 2006-S8, Class A6	5.51%	04/01/36	70,511
	Countrywide Home Loan Mortgage Pass-Through Trust
500,288	Series 2003-46, Class 2A1 (c)	3.63%	01/01/34	499,471
319,487	Series 2006-21, Class A8	5.75%	02/01/37	285,647
502,234	Series 2006-HYB5, Class 3A1A (c)	3.58%	09/01/36	416,739
	Credit Suisse First Boston Mortgage Securities Corp.
368,237	Series 2004-AR2, Class 1A1 (c)	3.47%	03/01/34	368,352
530,106	Series 2004-AR8, Class 6A1 (c)	3.42%	09/01/34	538,355
175,797	Series 2005-5, Class 3A2, 1 Mo. LIBOR + 0.30% (a)	1.85%	07/25/35	171,055
31,524	Deutsche ALT-A Securities Inc Mortgage Loan Trust Series 2003-3, Class 3A1	5.00%	10/01/18	31,647
	DSLA Mortgage Loan Trust
743,490	Series 2004-AR3, Class 2A2A, 1 Mo. LIBOR + 0.37% (a)	1.87%	07/19/44	742,598
816,925	Series 2007-AR1, Class 2A1A, 1 Mo. LIBOR + 0.14% (a)	1.64%	04/19/47	770,265
133,746	GMAC Mortgage Corporation Loan Trust Series 2004-AR1, Class 22A (c)	4.02%	06/01/34	132,633
13,687	GSR Mortgage Loan Trust Series 2003-10, Class 1A12 (c)	3.38%	10/01/33	13,696
205,703	Series 2005-AR1, Class 4A1 (c)	3.10%	01/01/35	198,437
452,269	Harborview Mortgage Loan Trust Series 2004-6, Class 3A1 (c)	3.86%	08/01/34	445,472
	Home Equity Asset Trust
65,000	Series 2005-3, Class M4, 1 Mo. LIBOR + 0.64% (a)	2.19%	08/25/35	65,774
520,000	Series 2005-9, Class M1, 1 Mo. LIBOR + 0.41% (a)	1.96%	04/25/36	506,548
273,820	Impac CMB Trust Series 2004-6, Class 1A2, 1 Mo. LIBOR + 0.78% (a)	2.33%	10/25/34	269,162
1,153,458	IXIS Real Estate Capital Trust Series 2007-HE1, Class A3, 1 Mo. LIBOR + 0.16% (a)	1.71%	05/25/37	431,069
	JP Morgan Mortgage Trust
1,179,816	Series 2005-ALT1, Class 4A1 (c)	3.64%	10/01/35	1,114,578
1,005,288	Series 2006-A2, Class 4A1 (c)	3.72%	08/01/34	1,019,230
259,401	Series 2006-A2, Class 5A3 (c)	3.58%	11/01/33	264,953
220,460	JP Morgan Re-REMIC Series 2009-7, Class 12A1 (b)	6.25%	01/03/37	223,511
65,150	MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A7B, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00% (a)	3.46%	11/01/34	66,750

See Notes to Portfolio of Investments

First Trust Mortgage Income Fund (FMY)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
$3,828,542	MASTR Alternative Loan Trust Series 2006-2, Class 2A3, 1 Mo. LIBOR + 0.35% (a)	1.90%	03/25/36	$731,290
	MASTR Asset Backed Securities Trust
905,500	Series 2006-HE5, Class A3, 1 Mo. LIBOR + 0.16% (a)	1.71%	11/25/36	643,239
1,357,165	Series 2006-NC2, Class A3, 1 Mo. LIBOR + 0.11% (a)	1.66%	08/25/36	749,023
619,481	Series 2006-NC2, Class A5, 1 Mo. LIBOR + 0.24% (a)	1.79%	08/25/36	348,646
	MASTR Asset Securitization Trust
21,795	Series 2003-11, Class 5A2	5.25%	12/01/23	21,675
76,085	Series 2003-11, Class 6A16	5.25%	12/01/33	77,196
	Mellon Residential Funding Corp. Mortgage Pass-Through Trust
379,230	Series 2001-TBC1, Class A1, 1 Mo. LIBOR + 0.70% (a)	2.18%	11/15/31	380,089
428,102	Series 2002-TBC2, Class A, 1 Mo. LIBOR + 0.86% (a)	2.34%	08/15/32	414,162
254,669	Meritage Mortgage Loan Trust Series 2004-2, Class M3, 1 Mo. LIBOR + 0.98% (a)	2.53%	01/25/35	251,604
664,819	Morgan Stanley Mortgage Loan Trust Series 2004-7AR, Class 2A6 (c)	3.50%	09/01/34	684,028
287,007	MortgageIT Trust Series 2005-2, Class 2A, 1 Mo. LIBOR + 1.65% (a)	3.20%	05/01/35	283,959
142,913	New Residential Mortgage Loan Trust Series 2016-1A, Class A1 (b)	3.75%	03/01/56	144,973
578,439	Nomura Asset Acceptance Corporation Series 2004-AR4, Class M1, 1 Mo. LIBOR + 1.10% (a)	2.65%	12/25/34	578,386
1,262,952	Nomura Resecuritization Trust Series 2015-6R, Class 2A4 (b) (c)	6.57%	01/02/37	1,047,997
587,089	Pretium Mortgage Credit Partners I LLC Series 2017-NPL4, Class A1 (b) (d)	3.25%	08/27/32	586,068
	Provident Funding Mortgage Loan Trust
108,046	Series 2004-1, Class 1A1 (c)	3.42%	04/01/34	108,851
272,604	Series 2005-1, Class 1A1 (c)	3.45%	05/01/35	273,426
	Residential Accredit Loans, Inc.
145,595	Series 2006-QO1, Class 2A1, 1 Mo. LIBOR + 0.27% (a)	1.82%	02/25/46	109,906
1,825,809	Series 2006-QS6, Class 1AV, IO (c)	0.75%	06/01/36	47,474
41,543	Residential Asset Securitization Trust Series 2004-A3, Class A7	5.25%	06/01/34	42,847
964,434	Saxon Asset Securities Trust Series 2007-2, Class A2D, 1 Mo. LIBOR + 0.30% (a)	1.85%	05/25/47	809,461
421,430	Structured Adjustable Rate Mortgage Loan Trust Series 2004-2, Class 4A2 (c)	3.44%	03/01/34	423,553
42,391	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2001-SB1, Class A2	3.38%	08/01/31	42,069
356,070	Thornburg Mortgage Securities Trust Series 2003-4, Class A1, 1 Mo. LIBOR + 0.64% (a)	2.19%	09/25/43	346,061
556,388	Towd Point Mortgage Trust Series 2015-2, Class 2A1 (b)	3.75%	11/01/57	565,617
919,006	Vericrest Opportunity Loan Transferee Series 2017-NPL6, Class A1 (b) (d)	3.25%	05/25/47	920,882
350,586	Wachovia Mortgage Loan Trust, LLC Series 2006-A, Class 3A1 (c)	3.47%	05/01/36	344,863
326,011	WaMu Mortgage Pass-Through Certificates Series 2003-AR5, Class A7 (c)	3.07%	06/01/33	329,828
470,378	Series 2004-AR1, Class A (c)	3.21%	03/01/34	481,165
552,843	Series 2004-AR10, Class A1B, 1 Mo. LIBOR + 0.42% (a)	1.98%	07/25/44	555,294
435,149	Series 2004-AR13, Class A1A, 1 Mo. LIBOR + 0.72% (a)	2.28%	11/25/34	435,026
83,757	Series 2004-AR3, Class A2 (c)	3.20%	06/01/34	85,539

See Notes to Portfolio of Investments

First Trust Mortgage Income Fund (FMY)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	WaMu Mortgage Pass-Through Certificates (Continued)
$ 583,523	Series 2005-AR1, Class A1A, 1 Mo. LIBOR + 0.64% (a)	2.19%	01/25/45	$ 580,718
848,199	Series 2005-AR11, Class A1A, 1 Mo. LIBOR + 0.32% (a)	1.87%	08/25/45	851,357
764,466	Series 2005-AR6, Class 2A1A, 1 Mo. LIBOR + 0.46% (a)	2.01%	04/25/45	753,522
328,618	Series 2005-AR9, Class A1A, 1 Mo. LIBOR + 0.64% (a)	2.19%	07/25/45	328,173
566,889	Series 2006-AR2, Class 1A1 (c)	3.23%	03/01/36	544,739
25,598	Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2007-5, Class A11, 1 Mo. LIBOR x -6 + 39.48% (e)	30.17%	06/25/37	43,786
396,526	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1, Class 2A	7.00%	03/01/34	434,254
	Wells Fargo Mortgage Backed Securities Trust
451,338	Series 2003-H, Class A1 (c)	3.59%	09/01/33	462,016
488,223	Series 2004-A, Class A1 (c)	3.78%	02/01/34	505,250
50,222	Series 2004-EE, Class 3A1 (c)	3.77%	12/01/34	52,348
890,832	Series 2004-R, Class 1A1 (c)	3.61%	09/01/34	905,221
208,018	Series 2004-S, Class A1 (c)	3.52%	09/01/34	213,184
398,799	Series 2004-Y, Class 1A2 (c)	3.74%	11/01/34	409,291
5,443	Series 2004-Z, Class 2A1 (c)	3.74%	12/01/34	5,554
22,928	Series 2004-Z, Class 2A2 (c)	3.74%	12/01/34	23,396
230,144	Series 2005-AR10, Class 2A17 (c)	3.57%	06/01/35	236,883
462,102	Series 2005-AR16, Class 1A1 (c)	3.56%	08/01/33	472,142
363,819	Series 2005-AR3, Class 2A1 (c)	3.54%	03/01/35	369,658
347,290	Series 2005-AR8, Class 1A1 (c)	3.43%	06/01/35	355,687
387,044	Series 2006-13, Class A5	6.00%	10/01/36	385,160
110,986	Series 2007-16, Class 1A1	6.00%	12/04/37	116,319
197,456	Series 2007-2, Class 1A13	6.00%	03/01/37	197,279
44,996	Series 2007-8, Class 2A2	6.00%	07/01/37	45,401

				32,635,388

	Commercial Mortgage-Backed Securities – 5.6%
443,987	Bayview Commercial Asset Trust Series 2004-2, Class A, 1 Mo. LIBOR + 0.65% (a) (b)	1.99%	08/25/34	434,777
510,000	Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL, 1 Mo. LIBOR + 3.65% (a) (b)	5.21%	08/05/34	511,399
14,369,339	UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class XA, IO (b) (c)	0.98%	03/01/46	578,295
	Wachovia Bank Commercial Mortgage Trust
389,800	Series 2007-C30, Class AJ.	5.41%	12/01/43	394,263
650,000	Series 2007-C33, Class AJ, STRIP (c)	6.01%	02/01/51	665,437
1,000,000	Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class E, 1 Mo. LIBOR + 4.35% (a) (f)	5.91%	06/15/29	1,004,067

				3,588,238

	Total Mortgage-Backed Securities			36,223,626

	(Cost $36,020,266)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 33.3%
	Collateralized Mortgage Obligations – 24.0%
	Federal Home Loan Mortgage Corp.
21,926	Series 1007, Class H, 1 Mo. LIBOR x -1 + 20.88% (e)	18.89%	10/15/20	24,521
38,013	Series 1394, Class ID, Cost of Funds 11th District of San Fransisco x -4.67 + 44.56%, Capped at 9.57% (e)	9.57%	10/15/22	43,224
37,653	Series 2303, Class SW, Cost of Funds 11th District of San Fransisco x -15.87 + 121.11%, Capped at 10.00% (e)	10.00%	03/01/24	7,451
98,651	Series 2334, Class QS, 1 Mo. LIBOR x -3.5 + 28.18% (e)	23.01%	07/15/31	146,035
230,252	Series 2383, Class SD, IO, 1 Mo. LIBOR x -1 + 8.00% (e)	6.52%	11/15/31	39,475

See Notes to Portfolio of Investments

First Trust Mortgage Income Fund (FMY)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corp. (Continued)
$ 388,275	Series 2439, Class XI, IO, if 1 Mo. LIBOR x -1 + 7.74% is less than 7.50%, then 6.50%, otherwise 0.00% (e)	6.50%	03/01/32	$ 81,413
53,761	Series 2641, Class KW	4.50%	07/01/18	53,910
884,720	Series 2807, Class SB, IO, 1 Mo. LIBOR x -1 + 7.45% (e)	5.89%	11/15/33	165,571
1,838,235	Series 2975, Class SJ, IO, 1 Mo. LIBOR x -1 + 6.65% (e)	5.17%	05/15/35	229,487
425,201	Series 3012, Class GK, 1 Mo. LIBOR x -4.5 + 24.75% (e)	18.10%	06/15/35	606,565
204,055	Series 3108, Class QZ	6.00%	02/01/36	269,226
13,874	Series 3195, Class SX, 1 Mo. LIBOR x -6.5 + 46.15% (e)	36.55%	07/15/36	47,260
277,846	Series 3210, Class ZA	6.00%	09/01/36	335,024
112,433	Series 3410, Class HC	5.50%	02/01/38	122,318
196,019	Series 3451, Class SB, IO, 1 Mo. LIBOR x -1 + 6.03% (e)	4.55%	05/15/38	16,959
100,876	Series 3619, Class EI, IO	4.50%	05/01/24	463
97,308	Series 3692, Class PS, IO, 1 Mo. LIBOR x -1 + 6.60% (e)	5.12%	05/15/38	1,696
1,322,717	Series 3726, Class KI, IO	3.50%	04/01/25	66,025
1,594,531	Series 3784, Class BI, IO	3.50%	01/01/21	55,951
250,000	Series 3797, Class KB	4.50%	01/01/41	269,690
1,205,000	Series 3870, Class WS, IO, 1 Mo. LIBOR x -1 + 6.60% (e)	5.12%	06/15/31	123,444
332,038	Series 3898, Class NI, IO	5.00%	07/01/40	17,358
1,058,077	Series 3985, Class GI, IO	3.00%	10/01/26	74,208
86,742	Series 4021, Class IP, IO	3.00%	03/01/27	7,221
1,118,992	Series 4206, Class IA, IO	3.00%	03/01/33	156,673
494,436	Series 4615, Class GT, 1 Mo. LIBOR x -4 + 16.00% (e)	4.00%	10/15/42	425,072
7,995,920	Series 4619, Class IB, IO	4.00%	12/01/47	1,087,889
	Federal Home Loan Mortgage Corp., STRIP
126,836	Series 177, IO	7.00%	06/17/26	23,832
438,808	Series 243, Class 2, IO	5.00%	11/01/35	88,621
	Federal National Mortgage Association
76,093	Series 2002-80, Class IO	6.00%	09/01/32	15,078
127,302	Series 2003-15, Class MS, IO, 1 Mo. LIBOR x -1 + 8.00% (e)	6.45%	03/25/33	25,967
169,255	Series 2003-44, Class IU, IO	7.00%	06/01/33	39,492
908,771	Series 2004-49, Class SN, IO, 1 Mo. LIBOR x -1 + 7.10% (e)	5.55%	07/25/34	125,326
24,625	Series 2004-74, Class SW, 1 Mo. LIBOR x -1 + 15.50% (e)	12.52%	11/25/31	31,614
500,000	Series 2004-W10, Class A6	5.75%	08/01/34	554,350
303,374	Series 2005-122, Class SN, 1 Mo. LIBOR x -4 + 28.60% (e)	22.39%	01/25/36	501,344
43,119	Series 2005-59 SU, 1 Mo. LIBOR x -5 + 25.50% (e)	17.71%	06/25/35	57,398
148,485	Series 2005-6, Class SE, IO, 1 Mo. LIBOR x -1 + 6.70% (e)	5.15%	02/25/35	23,849
199,995	Series 2006-105, Class ZA	6.00%	11/01/36	252,125
146,477	Series 2006-5, Class 3A2, 1 Mo. LIBOR + 2.08% (a)	3.35%	05/01/35	153,608
107,543	Series 2007-100, Class SM, IO, 1 Mo. LIBOR x -1 + 6.45% (e)	4.90%	10/25/37	15,334
216,932	Series 2007-30, Class ZM	4.25%	04/01/37	229,282
409,597	Series 2007-37, Class SB, IO, 1 Mo. LIBOR x -1 + 6.75% (e)	5.20%	05/25/37	69,813
294,177	Series 2008-17, Class BE	5.50%	10/01/37	341,969
182,000	Series 2008-2, Class PH	5.50%	02/01/38	209,777
4,596	Series 2008-50, Class AI, IO	5.50%	06/01/23	155
399,000	Series 2009-28, Class HX	5.00%	05/01/39	459,971
165,973	Series 2009-37, Class NZ.	5.71%	02/01/37	204,290
776,226	Series 2010-10, Class NI, IO	5.00%	01/01/39	16,491
1,963,549	Series 2010-103, Class ID, IO	5.00%	09/01/40	449,147
784,794	Series 2010-104, Class CI, IO	4.00%	09/01/20	24,878
2,583,489	Series 2010-139, Class KI, IO	1.09%	12/01/40	94,741
59,579	Series 2010-142, Class PS, IO, 1 Mo. LIBOR x -1 + 6.05% (e)	4.50%	05/25/40	581
294,130	Series 2010-145, Class TI, IO	3.50%	12/01/20	10,171
144,486	Series 2010-40, Class MI, IO	4.50%	08/01/24	349
86,686	Series 2010-99, Class SG, 1 Mo. LIBOR x -5 + 25.00% (e)	18.20%	09/01/40	129,532

See Notes to Portfolio of Investments

First Trust Mortgage Income Fund (FMY)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$ 394,203	Series 2011-13, Class GI, IO	5.00%	11/01/25	$ 9,771
173,375	Series 2011-5, Class IK, IO	8.00%	02/01/21	13,033
250,000	Series 2011-52, Class LB	5.50%	06/01/41	276,024
2,470,017	Series 2011-66, Class QI, IO	3.50%	07/01/21	110,729
185,972	Series 2012-111, Class B	7.00%	10/01/42	209,976
2,222,942	Series 2012-112, Class BI, IO	3.00%	09/01/31	231,144
1,861,287	Series 2012-125, Class MI, IO	3.50%	11/01/42	405,713
33,096	Series 2012-74, Class OA	(g)	03/01/42	30,044
463,350	Series 2012-74, Class SA, IO, 1 Mo. LIBOR x -1 + 6.65% (e)	5.10%	03/25/42	64,682
33,096	Series 2012-75, Class AO	(g)	03/01/42	29,218
2,488,902	Series 2013-32, Class IG, IO	3.50%	04/01/33	358,455
599,709	Series 2013-51, Class PI, IO	3.00%	11/01/32	72,976
4,211,768	Series 2015-20, Class ES, IO, 1 Mo. LIBOR x -1 + 6.15% (e)	4.60%	04/25/45	698,022
1,798,825	Series 2015-76, Class BI, IO	4.00%	10/01/39	225,920
4,851,506	Series 2015-97, Class AI, IO	4.00%	09/01/41	802,716
168,142	Series 2016-74, Class LI, IO	3.50%	09/01/46	57,759
	Federal National Mortgage Association, STRIP
84,589	Series 305, Class 12, IO (h)	6.50%	12/01/29	16,496
86,212	Series 355, Class 18, IO	7.50%	11/01/33	21,517
1,306,318	Series 406, Class 6, IO (h)	4.00%	01/01/41	263,570
	Government National Mortgage Association
180,650	Series 2004-95, Class QZ	4.50%	11/01/34	193,479
331,066	Series 2005-33, Class AY	5.50%	04/01/35	366,596
167,577	Series 2005-68, Class DP, 1 Mo. LIBOR x -2.41 + 16.43% (e)	12.70%	06/17/35	195,020
473,992	Series 2005-68, Class KI, IO, 1 Mo. LIBOR x -1 + 6.30% (e)	4.74%	09/20/35	64,241
53,613	Series 2006-28, Class VS, 1 Mo. LIBOR x -13 + 87.10% (e)	66.79%	06/20/36	151,998
124,533	Series 2007-50, Class AI, IO, 1 Mo. LIBOR x -1 + 6.78% (e)	5.21%	08/20/37	18,401
397,225	Series 2007-68, Class PI, IO, 1 Mo. LIBOR x -1 + 6.65% (e)	5.09%	11/20/37	63,869
100,000	Series 2008-2, Class HB	5.50%	01/01/38	114,877
220,000	Series 2008-32, Class JD	5.50%	04/01/38	254,229
348,391	Series 2008-73, Class SK, IO, 1 Mo. LIBOR x -1 + 6.74% (e)	5.18%	08/20/38	48,220
1,318,503	Series 2009-100, Class SL, IO, 1 Mo. LIBOR x -1 + 6.50% (e)	4.94%	05/16/39	83,657
290,429	Series 2009-12, Class IE, IO	5.50%	03/01/39	56,395
428,657	Series 2009-62, Class EI, IO	5.00%	05/01/38	778
146,915	Series 2009-65, Class NJ, IO	5.50%	07/01/39	9,034
116,747	Series 2009-79, Class PZ	6.00%	09/01/39	151,093
939,960	Series 2010-115, Class IQ, IO	4.50%	11/01/38	36,968
715,000	Series 2010-61, Class KE.	5.00%	05/01/40	819,693
589,110	Series 2011-131, Class EI, IO	4.50%	08/01/39	27,837
12,022,583	Series 2016-112, Class AI, IO	0.12%	06/20/38	65,720
69,984	Series 2016-139, Class MZ	1.50%	07/01/45	41,508
136,015	Series 2017-4, Class CZ	3.00%	01/01/47	117,226
101,539	Series 2017-H18, Class DZ (h)	4.59%	09/01/67	109,448

				15,511,266

	Commercial Mortgage-Backed Securities – 0.3%
218,000	Government National Mortgage Association Series 2013-57, Class D (h)	2.35%	06/01/46	186,477

	Pass-through Security – 9.0%
	Federal Home Loan Mortgage Corp.
896,519	Gold Pool	3.00%	08/01/46	880,282
433,825	Pool A94738.	4.50%	11/01/40	457,301
544,097	Pool K36017	5.00%	09/01/47	572,902

See Notes to Portfolio of Investments

First Trust Mortgage Income Fund (FMY)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Security (Continued)
	Federal National Mortgage Association
$ 19,711	Pool 535919	6.50%	05/01/21	$ 21,845
991,967	Pool 831145	6.00%	12/01/35	1,120,780
949,223	Pool 843971	6.00%	11/01/35	1,076,381
862,117	Pool AS9194	4.50%	12/01/44	914,612
809,055	Pool AT2720	3.00%	05/01/43	797,695

				5,841,798

	Total U.S. Government Agency Mortgage-Backed Securities			21,539,541

	(Cost $23,054,088)

ASSET-BACKED SECURITIES – 1.5%
	Green Tree Financial Corp.
2,174	Series 1997-3, Class A6	7.32%	03/15/28	2,186
90,647	Series 1998-4, Class A7	6.87%	04/01/30	97,147
	Mid-State Capital Corp. Trust
413,173	Series 2004-1, Class M1	6.50%	08/01/37	450,421
424,337	Series 2005-1, Class A	5.75%	01/01/40	461,450

	Total Asset-Backed Securities			1,011,204

	(Cost $975,682)
	Total Investments – 90.8%			58,774,371

	(Cost $60,050,036) (i)
	Net Other Assets and Liabilities – 9.2%			5,943,056

	Net Assets – 100.0%			$64,717,427

Futures Contracts (See Note 2D - Futures Contracts in the Notes to Portfolio of Investments):

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 10-Year Notes	Long	4	Mar 2018	$486,312	$(7,437)
U.S. Treasury 5-Year Notes	Short	1	Mar 2018	(114,712)	867
U.S. Treasury Long Bond Futures	Long	6	Mar 2018	886,875	(14,094)
U.S. Treasury Ultra 10-Year Notes	Long	1	Mar 2018	130,203	(3,242)

Total Futures Contracts				$1,388,678	$(23,906)

(a)	Floating or variable rate security.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (“Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2018, securities noted as such amounted to $5,979,627 or 9.2% of net assets.
(c)	Collateral Strip Rate security. Interest is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at January 31, 2018.
(e)	Inverse floating rate instrument.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).
(g)	Zero coupon security.

See Notes to Portfolio of Investments

First Trust Mortgage Income Fund (FMY)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

(h)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,804,946 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,104,517. The net unrealized depreciation was $1,299,571. The amounts presented are inclusive of derivative contracts.

IO	Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

ASSETS TABLE

	Total Value at 1/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Mortgage-Backed Securities	$36,223,626	$—	$36,223,626	$—
U.S. Government Agency Mortgage-Backed Securities	21,539,541	—	21,539,541	—
Asset-Backed Securities	1,011,204	—	1,011,204	—

Total Investments	58,774,371	—	58,774,371	—
Futures	867	867	—	—

Total	$58,775,238	$867	$58,774,371	$—

LIABILITIES TABLE

	Total Value at 1/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Futures	$(24,773)	$(24,773)	$—	$—

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.

See Notes to Portfolio of Investments

Notes to Portfolio of Investments

First Trust Mortgage Income Fund (FMY)

January 31, 2018 (Unaudited)

1. Organization

First Trust Mortgage Income Fund (the “Fund”) is a diversified, closed-end management investment company organized as a Massachusetts business trust on February 22, 2005, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund trades under the ticker symbol FMY on the New York Stock Exchange (“NYSE”).

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

The net asset value (“NAV”) of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Fund’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:

U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Fund’s Board of Trustees, which may use the following valuation inputs when available:

1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to,

Notes to Portfolio of Investments (Continued)

First Trust Mortgage Income Fund (FMY)

January 31, 2018 (Unaudited)

restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management;
11)	the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and
12)	other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

[o]	Quoted prices for similar investments in active markets.
[o]	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
[o]	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
[o]	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2018, is included with the Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a

Notes to Portfolio of Investments (Continued)

First Trust Mortgage Income Fund (FMY)

January 31, 2018 (Unaudited)

permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2018, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. Restricted Securities

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2018, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Fund’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class E	7/12/16	$1,000,000	$100.41	$1,000,000	$1,004,067	1.55%

D. Futures Contracts

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked to market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. Inverse Floating-Rate Securities

An inverse floating-rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed-rate security. These instruments are typically used to enhance the yield of the portfolio and have the effect of creating leverage. These securities, if any, are identified on the Portfolio of Investments.

F. Stripped Mortgage-Backed Securities

Stripped Mortgage-Backed Securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments.

Notes to Portfolio of Investments (Continued)

First Trust Mortgage Income Fund (FMY)

January 31, 2018 (Unaudited)

Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an interest-only security (“IO Security”) and all of the principal is distributed to holders of another type of security known as a principal-only security. These securities, if any, are identified on the Portfolio of Investments.

G. Interest-Only Securities

An IO Security is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

3. Derivative Transactions

During the fiscal year-to-date period (November 1, 2017 through January 31, 2018), the amount of notional values of futures contracts opened and closed were $3,644,445 and $4,003,798, respectively.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b))..

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Mortgage Income Fund

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date	March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date	March 29, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date	March 29, 2018

* Print the name and title of each signing officer under his or her signature.